Commitments and contingencies	6 Months Ended
Jun. 30, 2026
Commitments and contingencies
Commitments and contingencies
33 Commitments and contingencies
Tax contingencies
The Group has contingent liabilities related to potential tax claims arising in the ordinary course of business.
As of June 30, 2026, there are ongoing tax audits in various countries. Some of these tax inquiries have resulted in re-assessments, while others are still at an early stage and no re-assessment has yet been raised. Management is required to make estimates and judgments about the ultimate outcome of these investigations or litigation in determining legal provisions. Final claims or court rulings may differ from management estimates. In addition, Management is required to make estimates and judgments about the ultimate outcome of other tax risks that have not led to an investigation or litigation but that, based on Management’s own assessment, may lead to potential tax claims.
As of June 30, 2026, the Group has recognized tax provisions as described in Notes 19 and 28.
Furthermore, consistent with other multinational groups, the conflict between the Group’s international operating model, the jurisdictional approach of tax authorities and some domestic tax requirements in relation to withholding tax and VAT compliance and recoverability rules, could lead to a further USD18,293 thousand in additional uncertainty on tax positions. The likelihood of future economic outflows with regard to these potential tax claims is however considered as only possible, but not probable. Accordingly, no provision for a liability has been made in these consolidated financial statements.
The Group may also be subject to other tax claims for which the risk of future economic outflows is currently evaluated to be remote.
Other Commitments
The Group has committed to allocate USD53.6 million to a service supplier from December 2024 to April 2030. The commitment consists of an initial USD3.6 million through April 2025, followed by annual commitments of USD10.0 million for the subsequent five years. As of June 30, 2026 the remaining commitment is USD37.8 million, with USD7.8 million due by April 30, 2027 and USD10.0 million per annum for the subsequent three years.